DESCRIPTION OF THE BUSINESS AND BASIS OF PRESENTATION	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
DESCRIPTION OF THE BUSINESS AND BASIS OF PRESENTATION
1.	DESCRIPTION OF THE BUSINESS AND BASIS OF PRESENTATION

Description of the Business

Northern Tier Energy LP (“NTE LP”) is an independent downstream energy company with refining, retail and pipeline operations that serve the Petroleum Administration for Defense District II (“PADD II”) region of the United States. NTE LP holds 100% of the membership interest in Northern Tier Energy LLC (“NTE LLC”) and was organized in such a way as to be treated as a master limited partnership (“MLP”) for tax purposes. NTE LLC was a wholly-owned subsidiary of Northern Tier Holdings LLC (“NT Holdings”) until July 31, 2012. On July 31, 2012, NT Holdings contributed all of its membership interests in NTE LLC to NTE LP in connection with the closing of the underwritten initial public offering (“IPO”) of NTE LP (see Note 3). NT Holdings is a wholly-owned subsidiary of Northern Tier Investors LLC (“NT Investors”). NT Investors, NT Holdings and NTE LLC were formed by ACON Refining Partners L.L.C. and TPG Refining L.P. and certain members of management (collectively, the “Investors”) during 2010. The St. Paul Park Refinery and Retail Marketing Business were formerly owned and operated by subsidiaries of Marathon Oil Corporation (“Marathon Oil”). These subsidiaries, Marathon Petroleum Company, LP (“MPC LP”), Speedway LLC (“Speedway”) and MPL Investments LLC, are together referred to as “MPC” or “Marathon” and are now subsidiaries of Marathon Petroleum Corporation (“Marathon Petroleum”). Marathon Petroleum was a wholly-owned subsidiary of Marathon Oil until June 30, 2011. Effective December 1, 2010, NTE LLC acquired the business from Marathon for approximately $608 million (the “Marathon Acquisition,” see Note 5).

NTE LP and NTE LLC (collectively, the “Company”) includes the operations of St. Paul Park Refining Co. LLC (“SPPR”) and Northern Tier Retail Holdings LLC (“NTRH”). NTRH is the parent company of Northern Tier Retail LLC (“NTR”) and Northern Tier Bakery LLC (“NTB”). NTR is the parent company of SuperAmerica Franchising LLC (“SAF”). In connection with the IPO of NTE LP (see Note 3), NTE LLC contributed all of its membership interests in NTR, NTB and SAF to NTRH in exchange for all of the membership interests in NTRH. Effective August 1, 2012, NTRH elected to be treated as a corporation for income tax purposes in order to preserve the MLP tax status of NTE LP. SPPR has a 17% interest in MPL Investments Inc. (“MPLI”) and a 17% interest in Minnesota Pipe Line Company, LLC (“MPL”). MPLI owns 100% of the preferred interest in MPL which owns and operates a 455,000 barrel per day (“bpd”) crude oil pipeline in Minnesota (see Note 2).

SPPR, which is located in St. Paul Park, Minnesota, has total crude oil throughput capacity of 84,500 barrels per stream day. Refining operations include crude fractionation, catalytic cracking, hydrotreating, reforming, alkylation, sulfur recovery and a hydrogen plant. The refinery processes predominately North Dakota and Canadian crude oils into products such as gasoline, diesel, jet fuel, kerosene, asphalt, propane, propylene and sulfur. The refined products are sold to markets primarily located in the Upper Great Plains of the United States.

As of September 30, 2012, NTR operates 166 convenience stores under the SuperAmerica brand and SAF supports 68 franchised stores which also utilize the SuperAmerica brand. These 234 SuperAmerica stores are primarily located in Minnesota and Wisconsin and sell gasoline, merchandise, and in some locations, diesel fuel. There is a wide range of merchandise sold at the stores including prepared foods, beverages and non-food items. The merchandise sold includes a significant number of proprietary items.

NTB prepares and distributes food products under the SuperMom’s Bakery brand primarily to SuperAmerica branded retail outlets.

Basis of Presentation

NTE LP conducts all of its operations through NTE LLC and its subsidiaries. NTE LP’s consolidated financial statements are substantially identical to NTE LLC’s consolidated financial statements, with the following exceptions:

•	Earnings per unit (disclosed on NTE LP’s consolidated statement of operations);

•	Partners’ capital and distributions (see Note 13); and

•	Formation cost expense of $1.0 million recorded for NTE LP during the second quarter of 2012.

The accompanying unaudited consolidated financial statements have been prepared in accordance with United States generally accepted accounting principles (“GAAP”) for interim financial information. Accordingly, they do not include all of the information and footnotes required by GAAP for complete financial statements. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation of the results for the periods reported have been included. Operating results for the nine months ended September 30, 2012 are not necessarily indicative of the results that may be expected for the year ending December 31, 2012, or for any other period.

The consolidated balance sheet at December 31, 2011 has been derived from the audited financial statements of NTE LLC at that date but does not include all of the information and footnotes required by GAAP for complete financial statements. The accompanying consolidated financial statements should be read in conjunction with the consolidated financial statements and notes thereto in the final prospectus of NTE LP, dated July 25, 2012, included in NTE LP’s Registration Statement on Form S-1 (File No. 333-178457).

1. DESCRIPTION OF THE BUSINESS AND BASIS OF PRESENTATION

Description of the Business

Northern Tier Energy LLC (“NTE” or the “Company”) is an independent downstream energy company with refining, retail and pipeline operations that serve the Petroleum Administration for Defense District II (“PADD II”) region of the United States. The Company is a Delaware limited liability company and is a wholly-owned subsidiary of Northern Tier Holdings LLC (“NT Holdings” or the “Member”). NT Holdings is wholly-owned by Northern Tier Investors LLC (“NTI”). Additionally, NT Holdings has issued preferred stock that is solely owned by an indirect subsidiary of Marathon Petroleum Corporation (“Marathon Petroleum”). Marathon Petroleum was a wholly-owned subsidiary of Marathon Oil Corporation (“Marathon Oil”) until June 30, 2011. NTI, NT Holdings and the Company were formed by ACON Investments L.L.C. and TPG Refining, L.P. and certain members of management (collectively, the “Investors”) during 2010.

Predecessor interests represent the St. Paul Park Refinery & Retail Marketing Business formerly owned and operated by subsidiaries of Marathon Oil. These subsidiaries, Marathon Petroleum Company LP (“MPC LP”), Speedway LLC (“Speedway”) and MPL Investments LLC, are together referred to as “MPC” or “Marathon” and are subsidiaries of Marathon Petroleum. Predecessor interests are hereinafter referred to as the “Predecessor.” Effective December 1, 2010, the Company acquired the Predecessor business from Marathon for approximately $608 million (the “Acquisition”).

The Company includes the operations of the St. Paul Park Refining Co. LLC (“SPPR”) and Northern Tier Retail LLC (“NTR”). The Company also includes Northern Tier Bakery LLC (“NTB”), SuperAmerica Franchising LLC (“SAF”), a 17% interest in MPL Investments Inc. (“MPLI”) and a 17% interest in Minnesota Pipe Line Company, LLC (“Minnesota Pipe Line”). MPLI owns 100% of the preferred interest in Minnesota Pipe Line which owns and operates a 455,000 barrels per day crude oil pipeline in Minnesota (see Note 2).

SPPR, which is located in St. Paul Park, Minnesota, has total crude oil throughput capacity of 74,000 barrels per calendar day. Refinery operations include crude fractionation, catalytic cracking, hydrotreating, reforming, alkylation, sulfur recovery and a hydrogen plant. The refinery processes predominately North Dakota and Canadian crude oils into products such as gasoline, diesel, jet fuel, kerosene, asphalt, propane, propylene and sulfur. The refined products are sold to markets primarily located in the Upper Great Plains of the United States.

NTR operates 166 convenience stores under the SuperAmerica brand. SAF supports 67 franchised stores which also utilize the SuperAmerica brand. The SuperAmerica stores are primarily located in Minnesota and Wisconsin and sell gasoline, merchandise, and in some locations, diesel fuel. There is a wide range of merchandise sold at the stores including prepared foods, beverages and non-food items. The merchandise sold includes a significant number of proprietary items.

NTB prepares and distributes food products under the SuperMom’s Bakery brand primarily to SuperAmerica branded retail outlets.

Basis of Presentation

The accompanying consolidated and combined financial statements present separately the financial position, results of operations, cash flows and changes in equity for both the Company and the Predecessor. In connection with the Acquisition, further described in Note 4, a new accounting basis was established for the Company as of the acquisition date based upon the fair value of the assets acquired and liabilities assumed, in accordance with the guidance for business combinations. Financial information for the pre- and post-acquisition periods has been separated by a line on the face of the consolidated and combined financial statements to highlight the fact that the financial information for such periods have been prepared under two different historical-cost bases of accounting. For all periods prior to the closing of the Acquisition, the accompanying combined financial statements reflect all assets, liabilities, revenues, expenses and cash flows directly attributable to the Predecessor.

Subsequent Events

Events and transactions subsequent to the balance sheet date have been evaluated through April 10, 2012, the date these consolidated and combined financial statements were available to be issued, for potential recognition or disclosure in the financial statements.